Acquisitions - Additional Information (details) (USD $)	12 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended		12 Months Ended						12 Months Ended															3 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2013 Anadarko-Operated Marcellus Interest [Member]		Dec. 31, 2013 Anadarko-Operated Marcellus Interest [Member]	Dec. 31, 2013 Anadarko-Operated Marcellus Interest [Member] Purchase Price Allocation Adjustments [Member]	Dec. 31, 2008 Newcastle [Member]	Dec. 31, 2013 Newcastle [Member]	Dec. 31, 2013 Fort Union [Member]		Dec. 31, 2012 Fort Union [Member]		Dec. 31, 2008 Fort Union [Member]	Aug. 31, 2012 Chipeta Processing Limited Liability Company [Member]	Jul. 31, 2009 Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2012 Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2013 White Cliffs [Member]		Dec. 31, 2012 White Cliffs [Member]		Sep. 30, 2010 White Cliffs [Member]	Dec. 31, 2013 Texas Express Pipeline Limited Liability Company [Member]		Dec. 31, 2012 Texas Express Pipeline Limited Liability Company [Member]		Dec. 31, 2013 Texas Express Gathering Limited Liability Company [Member]		Dec. 31, 2012 Texas Express Gathering Limited Liability Company [Member]		Dec. 31, 2013 Front Range Pipeline Limited Liability Company [Member]		Dec. 31, 2012 Front Range Pipeline Limited Liability Company [Member]		Mar. 31, 2014 Subsequent Event [Member] Texas Express Pipeline Limited Liability Company [Member]	Mar. 31, 2014 Subsequent Event [Member] Texas Express Gathering Limited Liability Company [Member]	Mar. 31, 2014 Subsequent Event [Member] Front Range Pipeline Limited Liability Company [Member]	Mar. 31, 2014 Subsequent Event [Member] Texas Express And Front Range [Member]
Business Acquisition [Line Items]
Equity method investment ownership													14.81%				14.81%				10.00%				10.00%	20.00%				20.00%				33.33%				20.00%	20.00%	33.33%
Percentage acquired							33.75%	[1]			50.00%	50.00%						24.00%	51.00%
Revenues	$ 1,029,763,000	[2]	$ 894,476,000	[2]	$ 858,144,000	[2]			$ 14,100,000
Operating expenses	731,853,000	[2]	715,693,000	[2]	624,111,000	[2]			700,000
Purchase price adjustment									134,645,000	1,100,000
Equity method investment cost																																									375,000,000
Cash on hand													0	[3]	0	[3]					0	[4]	0	[4]		0	[5]	0	[5]	0	[6]	9,086,000	[6]	0	[7]	23,878,000	[7]				6,300,000
Borrowings	$ 957,503,000	[2]	$ 1,041,648,000	[2]	$ 1,055,939,000	[2]	$ 133,500,000	[1]																																	$ 350,000,000
Units issued																				154,321																					308,490
Implied price per unit																																									$ 60.78

[1]	The Partnership acquired a 33.75% interest in each of the Larry’s Creek, Seely and Warrensville gas gathering systems, which are operated by Anadarko and serve production from the Marcellus shale in north-central Pennsylvania, from a third party. The interest acquired is referred to as the “Anadarko-Operated Marcellus Interest” and the acquisition as the “Anadarko-Operated Marcellus Interest acquisition.” See Anadarko-Operated Marcellus Interest acquisition below for further information, including the final allocation of the purchase price.
[2]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[3]	The Partnership has a 14.81% interest in Fort Union, a joint venture which owns a gathering pipeline and treating facilities in the Powder River Basin. Anadarko is the construction manager and physical operator of the Fort Union facilities. Certain business decisions, including, but not limited to, decisions with respect to significant expenditures or contractual commitments, annual budgets, material financings, dispositions of assets or amending the owners’ firm gathering agreements, require 65% or unanimous approval of the owners.
[4]	The Partnership has a 10% interest in White Cliffs, a limited liability company which owns a crude oil pipeline that originates in Platteville, Colorado and terminates in Cushing, Oklahoma. The third-party majority owner is the manager of the White Cliffs operations. Certain business decisions, including, but not limited to, approval of annual budgets and decisions with respect to significant expenditures, contractual commitments, acquisitions, material financings, dispositions of assets or admitting new members, require more than 75% approval of the members.
[5]	The Partnership has a 20% interest in TEP, which consists of an NGL pipeline that originates in Skellytown, Texas and extends to Mont Belvieu, Texas. Enterprise Products Operating LLC (“Enterprise”) is the operator of TEP. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require more than 50% approval of the members.
[6]	The Partnership has a 20% interest in TEG, an entity that consists of two NGL gathering systems that link natural gas processing plants to TEP. Enbridge Midcoast Energy, LP (“Enbridge”) is the operator of the two gathering systems. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the delegation, creation, appointment, or removal of officer positions require more than 50% approval of the members.
[7]	The Partnership has a 33.33% interest in the FRP, an NGL pipeline that extends from Weld County, Colorado to Skellytown, Texas. Enterprise is the operator of FRP. Certain business decisions, including, but not limited to, decisions with respect to the execution of contracts, settlements, disposition of assets, or the creation, appointment, or removal of officer positions require more than 50% approval of the members.